Income Taxes (Details) - Schedule of deferred income tax assets and liabilities - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Deferred Income Tax Assets And Liabilities Abstract
Tax loss carry forward	$ 392,108	$ 100,095
Allowance for doubtful account - prepayments, receivables and other current assets		163,613
Allowance for doubtful account - accounts receivable	114,449	40,604
Impairment provision for inventory	25,811	17,132
Allowance for deferred tax assets	(532,368)
Total		$ 321,444